Income tax expense -Income Taxes paid (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Income tax expense
Income tax paid in PRC	¥ 32,470
UK
Income tax expense
Income tax paid in foreign	30,031
Hong Kong
Income tax expense
Income tax paid in foreign	19,362
Other Foreign Jurisdictions
Income tax expense
Income tax paid in foreign	¥ 3,430